Deferred Tax Assets and Liabilities - Summary of Expiration of Unrecognized Tax Losses (Detail) ₺ in Thousands	Dec. 31, 2019 TRY (₺)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
2020	₺ 297
2021	220,895
2022	135,055
2023	204,933
2024	346,592
2025	1,201,315
2026	51,353
2027	579,546
2028	169,906
Indefinite	3,678,831
Total	₺ 6,588,723